LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Accretion of lease liability	$ 2,838	$ 1,255	$ 8,023	$ 7,471
Right Of Use Asset	481,205		518,375	509,482
Lease liabilities	120,679		129,950	741,623
Amortization charge on right of assets	37,170	$ 31,519	34,825	$ 117,517
Lease	$ 720,000		$ 720,000
Lease term	7 years		7 years
Minimum
Weighted average remaining life of the lease	3 years		3 years
Maximum
Weighted average remaining life of the lease	4 years		4 years